Earnings per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings per Share (EPS) (Textuals) [Abstract]
Antidilutive shares excluded from EPS calculation																	0.2	0.2	0.1
EPS numerator:
Loss from continuing operations, net of income taxes	$ (478.8)		$ (154.0)		$ (72.0)		$ (44.3)		$ (401.1)		$ 24.0		$ 101.4		$ (10.3)		$ (749.1)	$ (286.0)	$ (470.9)
Less: Net income attributable to noncontrolling interests																	9.7	12.3	10.6
Loss from continuing operations attributable to common stockholders, before allocation of earnings to participating securities																	(758.8)	(298.3)	(481.5)
Less: Earnings allocated to participating securities																	1.0	0.8	0.7
Loss from continuing operations attributable to common stockholders, after allocation of earnings to participating securities																	(759.8)	(299.1)	(482.2)
Loss from discontinued operations, net of income taxes																	(28.2)	(226.6)	(104.2)
Loss from discontinued operations attributable to common stockholders, after allocation of earnings to participating securities																	(28.2)	(226.6)	(104.2)
Net loss attributable to common stockholders, after earnings allocated to participating securities																	$ (788.0)	$ (525.7)	$ (586.4)
EPS denominator:
Weighted average shares outstanding - basic	17.9		17.9		17.9		17.9		17.8		17.8		17.8		17.8		17.9	17.8	17.9
Weighted average shares outstanding - diluted									17.8		17.9		17.8		17.8		17.9	17.8	17.9
Basic EPS attributable to common stockholders:
Loss from continuing operations	$ (26.88)	[1]	$ (8.72)	[1]	$ (4.16)	[1]	$ (2.74)	[1]	$ (22.78)	[2]	$ 0.94	[2]	$ 5.82	[2]	$ (0.82)	[2]	$ (42.52)	$ (16.80)	$ (26.95)
Loss from discontinued operations																	(1.57)	(12.73)	(5.84)
Net loss attributable to common stockholders																	(44.09)	(29.53)	(32.79)
Diluted EPS attributable to common stockholders:
Loss from continuing operations									$ (22.78)	[2]	$ 0.94	[2]	$ 5.81	[2]	$ (0.82)	[2]	(42.52)	(16.80)	(26.95)
Loss from discontinued operations																	(1.57)	(12.73)	(5.84)
Net loss attributable to common stockholders																	$ (44.09)	$ (29.53)	$ (32.79)

[1]	EPS for the quarters may not sum to the amounts for the year as each period is computed on a discrete basis.
[2]	EPS for the quarters may not sum to the amounts for the year as each period is computed on a discrete basis